5. Summary of outstanding and exercisable stock options (Details) (Stock Options, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Exercise Price	25.00
Options Outstanding, Ending	250	250	750	750
Remaining Contractual Life (in years)	2 years 9 months 18 days
Weighted Average Exercise Price, Ending	25.00	25.00	25.00	25.00
Number of Options Exercisable	250